Note 12 - Real Estate Development Project and New Markets Tax Credit Financing (Details) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Federal Historic Preservation Tax Incentives Program [Member]
Grants, credits and subsidies, Amount	$ 5,705
Grants, credits and subsidies, Continuing criteria minimum period	5 years
Grants, credits and subsidies, Potential recapture or forfeiture	20.00%
Department of Economic and Community Development Urban Act Grant and Environmental Remediation Grant [Member]
Grants, credits and subsidies, Amount	$ 5,500
Grants, credits and subsidies, Potential recapture or forfeiture	7.50%
Connecticut Development Authority Sales and Use Tax Relief Program [Member]
Grants, credits and subsidies, Amount	$ 1,000
Grants, credits and subsidies, Potential recapture or forfeiture	7.50%
Other contributions [Member]
Grants, credits and subsidies, Amount	$ 5,423